VESSELS AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Vessels and Equipment, Cost
Transfer from newbuildings	$ 353,002
Vessels and Equipment, Accumulated Depreciation
Depreciation	(30,794)	$ (24,596)
Vessels and Equipment
Vessels and Equipment, Cost
Beginning balance	1,540,559
Additions	38
Disposals	(46,127)
Transfer from newbuildings	353,002
Ending balance	1,847,472
Vessels and Equipment, Accumulated Depreciation
Accumulated depreciation beginning balance	(52,354)
Depreciation	(30,305)
Accumulated depreciation ending balance	(82,659)
Vessels and equipment, net	$ 1,764,813		$ 1,488,205